Cover	Oct. 28, 2021
Document Information Line Items
Entity Registrant Name	Linde plc
Entity Central Index Key	0001707925
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 28, 2021
Entity File Number	001-38730
Entity Incorporation State Country Code	L2
Entity Tax Identification Number	98-1448883
Entity Address Address Line 1	The Priestley Centre
Entity Address City Or Town	Guildford
Entity Address Country	GB
Entity Address Postal Zip Code	GU2 7XY
Entity Address Address Line 2	10 Priestley Road
Entity Address Address Line 3	Surrey Research Park
Country Region	44
Entity Address Region	Surrey
City Area Code	1483
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	242200
Security 12b Title	Ordinary shares (€0.001 nominal value per share)
Trading Symbol	LIN
Security Exchange Name	NYSE
U S Member
Document Information Line Items
Entity Address Address Line 1	10 Riverview Dr.
Entity Address City Or Town	Danbury
Entity Address State Or Province	CT
Entity Address Country	US
Entity Address Postal Zip Code	06810